(18) PRIVATE PENSION PLAN	12 Months Ended
Dec. 31, 2018
Private Pension Plan
PRIVATE PENSION PLAN

The subsidiaries sponsor supplementary retirement and pension plans for their employees. The main characteristics of these plans are as follows:

18.1 Characteristics

CPFL Paulista

The plan currently in force for the employees of the subsidiary CPFL Paulista through FUNCESP is a Mixed Benefit Plan, with the following characteristics:

i.        Defined Benefit Plan (“BD”) – in force until October 31, 1997 – a defined benefit plan, which grants a Proportional Supplementary Defined Benefit (“BSPS”), in the form of a lifetime income convertible into a pension, to participants enrolled prior to October 31, 1997, the amount being defined in proportion to the accumulated past service time up to that date, based on compliance with the regulatory requirements for granting. The total responsibility for coverage of actuarial deficits of this plan falls to the subsidiary.

ii.        Mixed model, as from November 1, 1997, which covers:

·      benefits for risk (disability and death), under a defined benefit plan, in which the subsidiary assumes responsibility for Plan’s actuarial deficit, and

·      scheduled retirement, under a variable contribution plan, consisting of a benefit plan, which is a defined contribution plan up to the granting of the income, and does not generate any actuarial liability for the subsidiary CPFL Paulista. The benefit plan only becomes a defined benefit plan, consequently generating actuarial responsibility for the subsidiary, after the granting of a lifetime income, convertible or not into a pension.

Additionally, the subsidiary’s Managers may opt for a Free Benefit Generator Plan – “PGBL” (defined contribution), operated by either Banco do Brasil or Bradesco.

CPFL Piratininga

As a result of the spin-off of Bandeirante Energia S.A. (subsidiary’s predecessor), the subsidiary CPFL Piratininga assumed the responsibility for the actuarial liabilities of that company’s employees retired and terminated until the date of spin-off, as well as for the obligations relating to the active employees transferred to CPFL Piratininga.

On April 2, 1998, the Secretariat of Pension Plans – “SPC” approved the restructuring of the retirement plan previously maintained by Bandeirante, creating a "Proportional Supplementary Defined Benefit Plan – BSPS”, and a "Mixed Benefit Plan", with the following characteristics:

i.	Defined Benefit Plan (“BD”) - in force until March 31, 1998 – a defined benefit plan, which grants a Proportional Supplementary Defined Benefit (BSPS), in the form of a lifetime income convertible into a pension to participants enrolled until March 31, 1998, in an amount calculated in proportion to the accumulated past service time up to that date, based on compliance with the regulatory requirements for granting. In the event of death while working or the onset of a disability, the benefits incorporate the entire past service time. CPFL Piratininga has full responsibility for covering the actuarial deficits of this Plan.
ii.	Defined Benefit Plan - in force after March 31, 1998 – defined-benefit type plan, which grants a lifetime income convertible into a pension based on the past service time accumulated after March 31, 1998, based on 70% of the average actual monthly salary for the last 36 months of active service. In the event of death while working or the onset of a disability, the benefits incorporate the entire past service time. The responsibility for covering the actuarial deficits of this Plan is equally divided between CPFL Piratininga and the participants.
iii.	Variable Contribution Plan – implemented together with the Defined Benefit plan effective after March 31, 1998. This is a defined-contribution type pension plan up to the granting of the income, and generates no actuarial liability for CPFL Piratininga. The pension plan only becomes a Defined Benefit type plan after the granting of the lifetime income, convertible (or not) into a pension, and accordingly starts to generate actuarial liabilities for the subsidiary.

Additionally, the subsidiary’s Managers may opt for a Free Benefit Generator Plan – PGBL (defined contribution), operated by either Banco do Brasil or Bradesco.

RGE Sul (RGE)

The subsidiary RGE has retirement and pension plans for its employees and former employees managed by Fundação CEEE de Previdência Privada, comprising:

(i)            “Plan 1” (“Plano Único RGE”): A “defined benefit” plan with benefit level equal to 100% of the inflation adjusted average of the last salaries, deducting the presumed benefit from the Social Security, with a Segregated Net Asset. that is closed to new participants since 1997. This plan was recorded at the dissolved Rio Grande Energia S.A. until the merger of the distribution companies approved on December 31, 2018, as mentioned in note 14.5.1; and

(ii)          “Plan 2” (“Plano Único RGE”): A “defined benefit” plan that is closed to new participants since February 2011. The subsidiary’s contribution matches the contribution from the benefitted employees, in the proportion of one for one, including as regards the Fundação’s administrative funding plan.

For employees hired after the closing of the plans of Fundação CEEE, “defined contribution” private pension plans were implemented, being Bradesco Vida e Previdência for employees hired between 1997 and 2018 by the dissolved Rio Grande Energia S.A., and Itauprev for employees hired by RGE as from 2011, as well as for new employees to be hired after the event of merger of the distribution companies.

CPFL Santa Cruz

With the merger event mentioned in note 14.4.2, the company’s official plan is the CMSPREV, managed by IHPREV Fundo de Pensão. The same plan was maintained for employees that had the benefits plan managed by BB Previdência - Fundo de Pensão from Banco do Brasil.

CPFL Geração

The employees of the subsidiary CPFL Geração participate in the same pension plan as CPFL Paulista. In addition, managers may opt for a Free Benefit Generator Plan – PGBL (defined contribution), operated by either Banco do Brasil or Bradesco.

18.2 Changes in the defined benefit plans

	December 31, 2018
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Present value of actuarial obligations	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079
Fair value of plan's assets	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)
Present value of net obligations (fair value of assets)	907,807	210,744	21,128	(30,050)	89,922	1,199,550
Effect of asset ceiling	-	-	-	30,050	-	30,050
Net actuarial liability recognized in the statement of financial position	907,807	210,744	21,128	-	89,922	1,229,600

	December 31, 2017
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1 (*)	Plan 2
Present value of actuarial obligations	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Fair value of plan's assets	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)
Present value of net obligations (fair value of assets)	690,000	141,724	16,424	(21,399)	77,623	904,369
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability recognized in the statement of financial position	690,000	141,724	16,424	-	77,623	925,768

	December 31, 2016
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Present value of actuarial obligations	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Fair value of plan's assets	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Net actuarial liability recognized in the statement of financial position	800,445	139,958	18,953	4,972	74,830	1,039,158

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

The changes in the present value of the actuarial obligations and the fair value of the plan’s assets are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Present value of actuarial obligations at December 31, 2015	3,793,259	961,329	90,609	278,985	-	5,124,182
Business combination	-	-	-	-	474,710	474,710
Gross current service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Participants' contributions transferred during the year	59	2,020	-	319	165	2,563
Actuarial loss: effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss: effect of changes in financial assumptions	619,803	193,652	14,909	57,793	3,613	889,770
Benefits paid during the year	(357,813)	(78,805)	(8,292)	(23,090)	(7,241)	(475,241)
Present value of actuarial obligations at December 31, 2016	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Gross current service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Participants' contributions transferred during the year	37	2,044	-	302	990	3,373
Actuarial loss: effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss: effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Benefits paid during the year	(379,536)	(84,634)	(8,831)	(25,203)	(34,501)	(532,705)
Present value of actuarial obligations at December 31, 2017	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Gross current service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Participants' contributions transferred during the year	24	2,078	-	395	842	3,339
Actuarial loss: effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss: effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Benefits paid during the year	(398,907)	(87,682)	(9,433)	(25,974)	(35,769)	(557,765)
Present value of actuarial obligations at December 31, 2018	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Fair value of actuarial assets at December 31, 2015	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Business combination	-	-	-	-	(415,621)	(415,621)
Expected return during the year	(404,183)	(115,607)	(9,582)	(35,632)	(7,470)	(572,474)
Participants' contributions transferred during the year	(59)	(2,020)	-	(319)	(165)	(2,563)
Sponsors' contributions	(48,263)	(13,405)	(843)	(9,441)	(1,437)	(73,389)
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Benefits paid during the year	357,813	78,805	8,292	23,090	7,241	475,241
Fair value of actuarial assets at December 31, 2016	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Expected return during the year	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Participants' contributions transferred during the year	(37)	(2,044)	-	(302)	(990)	(3,373)
Sponsors' contributions	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Benefits paid during the year	379,536	84,634	8,831	25,203	34,501	532,705
Fair value of actuarial assets at December 31, 2017	(3,925,061)	(1,105,738)	(94,378)	(387,323)	(446,670)	(5,959,171)
Expected return during the year	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Participants' contributions transferred during the year	(24)	(2,078)	-	(395)	(842)	(3,339)
Sponsors' contributions	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): return on assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Benefits paid during the year	398,907	87,682	9,433	25,974	35,769	557,765
Fair value of actuarial assets at December 31, 2018	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

18.3 Changes in the recognized assets and liabilities

The changes in net liability are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Business combination	-	-	-	-	59,089	59,089
Expenses (income) recognized in the statement of profit or loss	64,514	8,791	1,677	158	1,364	76,505
Sponsors' contributions transferred during the year	(48,263)	(13,405)	(843)	(9,442)	(1,437)	(73,388)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss (gain): effect of changes in financial assumptions	619,805	193,653	14,911	57,795	3,613	889,773
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,200	(365,939)
Effect of asset ceiling	-	-	-	(8,738)	-	(8,738)
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Other contributions						13,284
Total liability						1,052,442

Current						33,209
Noncurrent						1,019,233

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Expenses (income) recognized in the statement of profit or loss	84,501	17,244	2,067	253	9,822	113,887
Sponsors' contributions transferred during the year	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Other contributions						15,391
Total liability						941,160

Current						60,801
Noncurrent						880,360

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Expenses (income) recognized in the statement of profit or loss	62,330	16,372	1,553	(188)	9,842	89,909
Sponsors' contributions transferred during the year	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss (gain): effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Actuarial loss (gain): return on actuarial assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Effect of asset ceiling	-	-	-	6,617	-	6,617
Net actuarial liability at December 31, 2018	907,807	210,744	21,129	-	89,922	1,229,600
Other contributions						13,662
Total liability						1,243,263

Current						86,623
Noncurrent						1,156,639

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

18.4Expected contributions and benefits

The expected contributions to the plans for 2019 are shown below:

2019
CPFL Paulista	122,135
CPFL Piratininga	39,924
CPFL Geração	2,525
RGE Sul (RGE) - Plan 1	7,711
RGE Sul (RGE) - Plan 2	6,731
Total	179,026

The expected benefits to be paid in the next 10 years are shown below:

	2019	2020	2021	2022	2023 to 2028	Total
CPFL Paulista	410,624	423,081	434,881	446,071	2,869,682	4,584,339
CPFL Piratininga	93,740	97,514	102,140	106,107	731,143	1,130,644
CPFL Geração	9,638	9,966	10,202	10,423	66,555	106,784
RGE Sul (RGE) - Plan 1	27,450	28,595	29,541	30,583	206,698	322,867
RGE Sul (RGE) - Plan 2	36,279	37,900	39,473	41,197	281,811	436,660
Total	577,731	597,056	616,237	634,381	4,155,889	6,581,294

At December 31, 2018, the average duration of the defined benefit obligation was 9.3 years for CPFL Paulista, 11.2 years for CPFL Piratininga, 9.5 years for CPFL Geração, 10.1 years for plan 1 for RGE and 11.2 years for plan 2 for RGE.

18.5 Private pension plan income and expense

Based on the opinion of external actuarial, the Group’s management presents the estimate of the expenses (income) to be recognized in 2019 and the expense (income) recognized in 2018, 2017 and 2016 is as follows:

	2019 Estimated
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Service cost	925	5,447	84	185	2,352	8,993
Interest on actuarial obligations	449,173	125,059	10,507	34,342	48,796	667,877
Expected return on plan assets	(372,121)	(107,795)	(8,699)	(37,500)	(40,947)	(567,062)
Effect of asset ceiling	-	-	-	2,795	-	2,795
Total expense (income)	77,977	22,711	1,892	(178)	10,201	112,603

	2018 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Expected return on plan assets	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Effect of asset ceiling	-	-	-	2,035	-	2,035
Total expense (income)	62,330	16,372	1,553	(188)	9,842	89,909

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

	2017 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Expected return on plan assets	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Total expense (income)	84,501	17,244	2,067	253	9,822	113,887

	2016 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2 (**)
Service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Expected return on plan assets	(404,184)	(115,608)	(9,582)	(35,632)	(7,470)	(572,476)
Effect of asset ceiling	-	-	-	520	-	520
Total expense (income)	64,514	8,791	1,677	158	1,364	76,505

(**) The expenses and income presented for RGE Sul are related to November and December 2016

The main assumptions taken into consideration in the actuarial calculation at the end of the reporting period were as follows:

				Plan 1			Plan 2
	CPFL Paulista, CPFL Geração and CPFL Piratininga			RGE Sul (RGE)	RGE		RGE Sul (RGE)
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016

Nominal discount rate for actuarial liabilities:	9.10% p.a.	9.51% p.a.	10.99% p.a.	9.30% p.a.	9.51% p.a.	10.99% p.a.	9.10% p.a.	9.51% p.a.	10.99% p.a.
Nominal Return Rate on Assets:	9.10% p.a.	9.51% p.a.	10.99% p.a.	9.30% p.a.	9.51% p.a.	10.99% p.a.	9.10% p.a.	9.51% p.a.	10.99% p.a.
Estimated Rate of nominal salary increase:	5.56% p.a. *	6.08% p.a.*	7.00% p.a.	6.13% p.a.	6.13% p.a.	8.15% p.a.	5.97% p.a.	6.10% p.a.	7.29% p.a.
Estimated Rate of nominal benefits increase:	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.
Estimated long-term inflation rate (basis for determining the nominal rates above)	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.
General biometric mortality table:	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	AT-2000
Biometric table for the onset of disability:	Low Light	Low Light	Low Light	Medium Light	Medium Light	Medium Light	Medium Light	Medium Light	Medium Light
Expected turnover rate:	ExpR_2012	ExpR_2012	ExpR_2012**	Null	Null	Null	Null	Null	Null
Likelihood of reaching retirement age:	(a)	(b)	(b)	(b)	(c)	(c)	(b)	(c)	(c)
(*) Estimated rate of nominal salary increase for CPFL Piratininga was 6.39% on December 31, 2018 and 2017.
(**) FUNCESP experience, with aggravation of 40%.
(a) After 15 years of filiation and 35 years of service time for men and 30 years of service time for women
(b) 100% when a beneficiary of the plan first becomes eligible
(c) 100% one year after when a beneficiary of the plan first becomes eligible

18.6 Plan assets

The following tables show the allocation (by asset segment) of the assets of the CPFL´s Group pension plans, at December 31, 2018 and 2017 managed by FUNCESP and Fundação CEEE. The tables also show the distribution of the guarantee resources established as target for 2019, obtained in light of the macroeconomic scenario in December 2018.

Assets managed by the plans are as follows:

	Assets managed by FUNCESP				Assets managed by Fundação CEEE
	CPFL Paulista and CPFL Geração		CPFL Piratininga		RGE Sul (RGE)
					Plan 1		Plan 2
	2018	2017	2018	2017	2018	2017	2018	2017
Fixed rate	77%	77%	81%	80%	78%	79%	77%	78%
Federal government bonds	55%	53%	53%	49%	68%	64%	67%	65%
Corporate bonds (financial institutions)	3%	4%	5%	7%	5%	9%	5%	8%
Corporate bonds (non financial institutions)	1%	1%	1%	1%	3%	3%	3%	3%
Multimarket funds	4%	2%	4%	2%	2%	2%	2%	1%
Other fixed income investments	15%	17%	18%	22%	-	-	-	-
Variable income	15%	15%	14%	14%	18%	18%	18%	18%
Investiment funds - shares	15%	15%	13%	14%	18%	18%	18%	18%
Structured investments	2%	3%	2%	3%	1%	1.00%	1%	1%
Equity funds	-	-	-	-	0%	1%	1%	1%
Real estate funds	-	-	-	-	1%	1%	1%	1%
Multimarket fund	2%	3%	2%	3%	-	-	-	-
Total quoted in an active market	94%	94%	97%	97%	96%	97%	96%	97%

Real estate	3%	3%	2%	2%	2%	1%	2%	1%
Transactions with participants	1%	1%	2%	2%	2%	2%	2%	2%
Other investments	1%	1%	-	-	-	-	-	-
Total not quoted in an active market	6%	6%	3%	3%	4%	2%	4%	3%

The plan assets do not hold any properties occupied or assets used by the Company.

	Target for 2019
	FUNCESP		Fundação CEEE
	CPFL Paulista and CPFL Geração	CPFL Piratininga	RGE Sul (RGE)
			Plan 1	Plan 2
Fixed income investments	70.9%	72.8%	78.0%	77.0%
Variable income investments	9.6%	8.9%	16.0%	16.0%
Real estate	4.6%	2.3%	3.0%	3.0%
Transactions with participants	2.1%	2.9%	2.0%	3.0%
Structured investments	5.8%	6.0%	1.0%	1.0%
Investments abroad	7.0%	7.2%	0.0%	0.0%
Total	100.0%	100.0%	100.0%	100.0%

The allocation target for 2019 was based on the recommendations for allocation of assets made at the end of 2018 by FUNCESP and Fundação CEEE, in their Investment Policy. This target may change at any time during 2019, in light of changes in the macroeconomic situation or in the return on assets, among other factors.

The asset management aims at maximizing the return on investments, but always seeking to minimize the risks of actuarial deficit. Accordingly, investments are always made considering the liability that they must honor. The two main studies for Funcesp and Fundação CEEE to achieve the investment management objectives are the Asset Liability Management – ALM and the Technical Study of Compliance and Appropriateness of the Real Interest Rate, both conducted at least once a year, taking into consideration the projected flow of benefit payments (liability flow) of the pension plans managed by the Foundations.

The ALM study is used as a base to define the strategic allocation of assets, which comprises the target participations in the asset classes of interest, from the identification of efficient combinations of assets, considering the existence of liabilities and the need for return, immunization and liquidity of each plan, considering projections of risk and return. The simulations generated by the ALM studies assist in the definition of the minimum and maximum limits of allocation in the different asset classes, defined in the plans’ Investment Policy, which is also used as a risk control mechanism.

The Technical Study of Compliance and Appropriateness of the Real Interest Rate aims at proving the appropriateness and compliance of the annual real interest rate to be adopted in the actuarial valuation of the plans and the projected annual real rate of return of the investments, considering their projected flows of revenues and expenses.

These studies are used as a base to determine the assumptions of estimated real return of the pension plans’ investments for short-term and long-term horizons and assist in the analysis of their liquidity, since they consider the flow of benefit payments against the assets considered liquid. The main assumptions considered in the studies are, in addition to the liability flow projections, the macroeconomic and asset price projections, through which estimates of the expected short-term and long-term profitability are obtained, taking into account the current portfolios of the benefit plans.

18.7 Sensitivity analysis

The significant actuarial assumptions for determining the defined benefit obligation are discount rate and mortality. The following sensitivity analyses were based on reasonably possible changes in the assumptions at the end of the reporting period, with the other assumptions remaining constant.

Furthermore, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected unit credit method at the end of the reporting period, the same method used to calculate the defined benefit obligation recognized in the statement of financial position, according to IAS 19.

See below the effects on the defined benefit obligation if the discount rate were 0.25 percentage points lower (higher) and if life expectancy were to decrease (increase) in one year:

	Increase (Decrease)	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
					Plan 1	Plan 2

Nominal discount (p.a.)*	-0.25 p.p.	120,829	40,114	2,889	9,833	15,681	189,347
	+0.25 p.p.	(115,987)	(38,248)	(2,768)	(9,411)	(14,945)	(181,359)

General biometric mortality table**	+1 year	(119,802)	(26,753)	(2,718)	(5,313)	(10,617)	(165,202)
	-1 year	118,129	26,122	2,684	5,257	10,359	162,551

* The Company´s assumption based on the  actuarial report for the nominal discount rate was 9.3% p.a. for the Plan 1 and 9.1% for the other companies. The projected rates are increased or decreased by 0.25 p.p. to 9.05% p.a. and 9.55% p.a. to the Plan 1 and 8.85% p.a and 9.35% p.a. for the other plans.

** The Company´s assumption based on in the actuarial report for the mortality table was  AT-2000 (-10) for FUNCESP and BREMS sb v.2015 for Fundação CEEE. The projections were performed with 1 year of aggravation or softening on the respective mortality tables.

18.8 Investment risk

The major part of the resources of the Company’s benefit plans is invested in the fixed income segment and, within this segment, the greater part of the funds is invested in federal government bonds, indexed to the IGP-M, IPCA and SELIC, which are the indexes for adjustment of the actuarial liabilities of the Company’s plans (defined benefit plans), representing the matching between assets and liabilities.

Management of the Company’s benefit plans is monitored by the Investment and Pension Plan Management Committee, which includes representatives of active and retired employees, as well as members appointed by the Company. Among the duties of the Committee are the analysis and approval of investment recommendations made by investment managers of FUNCESP, which occurs at least quarterly.

FUNCESP and Fundação CEEE use the following tools to control market risks in the fixed income and variable income segments: VaR, Tracking Risk, Tracking Error and Stress Test.

The Investment Policies of FUNCESP and Fundação CEEE determine additional restrictions that, along those established by law, define the percentage of diversification for investments and establish the strategy of the plans, including the credit risk limit in assets issued or underwritten by the same legal entity.